Financial Instruments Fair Value Measurements	9 Months Ended
Sep. 30, 2022
Financial Instruments Fair Value Measurements
Financial Instruments Fair Value Measurements

3.Financial Instruments Fair Value Measurements

The Warrant issued in connection with the Private Placement was accounted for as a liability and accordingly the warrant liability is re-measured at each balance sheet date until its exercise or expiration, and any change in fair value is recognized in the Company’s condensed statement of operations. The fair value of the warrant liability was $13,995,000 and $3,156,000 at the initial measurement date of June 24, 2022 and at September 30, 2022, respectively. A gain of $11,489,000 and $10,839,000 was recorded in the unaudited condensed statement of operations for the three and nine months ended September 30, 2022, respectively, resulting from a decrease in the fair value of the warrant liability.

3.Financial Instruments Fair Value Measurements (continued)

The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the Warrant, which is considered a Level 3 fair value measurement. The Black-Scholes option-pricing model considers several variables and assumptions in estimating the fair value of financial instruments, including the per-share fair value of the underlying common stock, exercise price, expected term, risk-free interest rate, expected stock price volatility over the expected term, and expected annual dividend yield. Certain inputs utilized in the Company’s Black-Scholes pricing model may fluctuate in future periods based upon factors that are outside of the Company’s control. A significant change in one or more of these inputs used in the calculation of the fair value may cause a significant change to the fair value of the warrant liability which could also result in material non-cash gain or loss being reported in the accompanying unaudited condensed statements of operations. The warrant liability measured at fair value was $3,156,000 at September 30, 2022. The warrant liability was not outstanding at December 31, 2021.

The fair value of the Warrant was estimated using a Black-Scholes pricing model based on the following assumptions:

At September 30, 2022
Stock price	$2.89
Expiration term (in years)	4.99
Volatility	125.0%
Risk-free rate	4.1%
Dividend yield	0.0%

The Private Placement offering costs of $1,421,449 were allocated between the Warrants and the common stock based on the allocated proceeds consistent with the allocation of the gross proceeds (see note 11). The offering costs allocated to the Warrants of $1,326,212 were immediately expensed and recorded as selling, general and administrative expense in the accompanying unaudited condensed statements of operations on June 24, 2022.